Fair Value Measurements, Derivative Assets & Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swaps [Member] | Derivatives Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value		$ 0.2
Interest Rate Swaps [Member] | Derivatives Designated as Hedging Instrument [Member] | Other Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ 109.5	16.4
Foreign Currency Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	15.8	13.6
Foreign Currency Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ 12.4	$ 25.4